Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	839,839,275.09	40,728
Yield Supplement Overcollateralization Amount 08/31/22	80,917,685.40	0
Receivables Balance 08/31/22	920,756,960.49	40,728
Principal Payments	33,174,077.04	1,005
Defaulted Receivables	557,534.78	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	76,909,847.22	0
Pool Balance at 09/30/22	810,115,501.45	39,699

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.83%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,338,265.58	290
Past Due 61-90 days	1,872,492.59	75
Past Due 91-120 days	552,591.10	18
Past Due 121+ days	0.00	0
Total	9,763,349.27	383

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	345,516.68
Aggregate Net Losses/(Gains) - September 2022	212,018.10
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.28%
Prior Net Losses/(Gains) Ratio	0.39%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.06%

Overcollateralization Target Amount	7,291,039.51
Actual Overcollateralization	7,291,039.51
Weighted Average Contract Rate	4.18%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	55.51

Flow of Funds	$ Amount
Collections	36,799,876.49
Investment Earnings on Cash Accounts	11,454.78
Servicing Fee	(767,297.47)
Transfer to Collection Account	-
Available Funds	36,044,033.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,927,187.52
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	7,415,220.16
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,291,039.51
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,528,082.44

Total Distributions of Available Funds	36,044,033.80

Servicing Fee	767,297.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	832,280,721.61
Principal Paid	29,456,259.67
Note Balance @ 10/17/22	802,824,461.94

Class A-1
Note Balance @ 09/15/22	78,110,721.61
Principal Paid	29,456,259.67
Note Balance @ 10/17/22	48,654,461.94
Note Factor @ 10/17/22	21.2464899%

Class A-2a
Note Balance @ 09/15/22	247,800,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	247,800,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-2b
Note Balance @ 09/15/22	106,200,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	106,200,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-3
Note Balance @ 09/15/22	266,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	266,000,000.00
Note Factor @ 10/17/22	100.0000000%

Class A-4
Note Balance @ 09/15/22	89,920,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	89,920,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	29,500,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	29,500,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	14,750,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	14,750,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,059,691.69
Total Principal Paid	29,456,259.67
Total Paid	31,515,951.36

Class A-1
Coupon	1.54800%
Interest Paid	107,480.35
Principal Paid	29,456,259.67
Total Paid to A-1 Holders	29,563,740.02

Class A-2a
Coupon	2.77000%
Interest Paid	572,005.00
Principal Paid	0.00
Total Paid to A-2a Holders	572,005.00

Class A-2b
One-Month SOFR	2.28503%
Coupon	2.85503%
Interest Paid	269,514.83
Principal Paid	0.00
Total Paid to A-2b Holders	269,514.83

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0949497
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.9604948
Total Distribution Amount	32.0554445

A-1 Interest Distribution Amount	0.4693465
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	128.6299549
Total A-1 Distribution Amount	129.0993014

A-2a Interest Distribution Amount	2.3083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.3083333

A-2b Interest Distribution Amount	2.5378044
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.5378044

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	251.74
Noteholders' Third Priority Principal Distributable Amount	500.74
Noteholders' Principal Distributable Amount	247.52

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	4,915,858.40
Investment Earnings	9,097.24
Investment Earnings Paid	(9,097.24)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,161,238.66	$3,790,530.92	$2,567,043.80
Number of Extensions	185	147	103
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.40%	0.26%